Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities:
Net loss	$ (55,334)	$ (5,253)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	13,849	311
Forgiveness of note receivable	13,145	0
Impairment of investments	12,429	0
Share-based compensation	7,316	247
Change in fair value of crypto asset payable	(1,607)	0
Impairment of digital assets	770	0
Digital assets issued for services	229	0
Realized gain on sale of digital assets	(3)	0
Forgiveness of liabilities	0	(675)
Preferred shares penalty fee	0	653
Amortization of debt issuance costs	0	485
Changes in operating assets and liabilities:
Accounts receivable	(12)	59
Digital assets	(1,958)	0
Accounts payable and accrued liabilities	1,618	727
Accrued payroll and employee compensation	423	104
Deferred revenue	(61)	(365)
Other assets and liabilities, net	(15,334)	(187)
Net cash used in operating activities	(24,530)	(3,894)
Investing activities:
Payments for purchase of mining equipment	(15,958)	0
Notes receivable	(2,837)	(35)
Purchase of intangible assets	(306)	0
Investment in special purpose acquisition company, net	0	(25)
Net cash used in investing activities	(19,101)	(60)
Financing activities:
Proceeds from issuance of common shares and warrants, net	0	8,194
Proceeds from exercise of warrants	0	1,073
Proceeds from long-term debt	0	447
Payments for debt	0	(1,103)
Payments for line of credit, net	0	(376)
Payments for preferred share dividends	0	(157)
Net cash provided by financing activities	0	8,078
Effect of exchange rate changes on cash	0	(1)
Net (decrease) increase in cash and cash equivalents	(43,631)	4,123
Cash and cash equivalents, beginning of period	54,355	461
Cash and cash equivalents, end of period	$ 10,724	$ 4,584